Shareholder Report, Holdings (Details) - American Conservative Values ETF	Jul. 31, 2025
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Berkshire Hathaway Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
The Procter & Gamble Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.71%
CONSUMER STAPLES [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
ENERGY [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.04%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.06%
INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.69%
INFORMATION TECHNOLOGY - HARDWARE [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.37%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.54%
MATERIALS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
UTILITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%